Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue - Schedule of Disaggregation of Revenue

The following table shows the Group’s revenues disaggregated by product or service type:

Disaggregation of revenue	Typical payment	At one point in time			Total
USD'000		2022	2021	2020	2022	2021	2020
Secure Microcontrollers Segment
Secure chips	Upon delivery	18,336	14,850	11,289	18,336	14,850	11,289
Total Secure Microcontrollers Segment		18,336	14,850	11,289	18,336	14,850	11,289
All Other Segment
Secure chips	Upon delivery	4,862	2,145	3,028	4,862	2,145	3,028
Total All Other Segment		4,862	2,145	3,028	4,862	2,145	3,028
Total Revenue		23,198	16,995	14,317	23,198	16,995	14,317

The following table shows the Group’s revenues disaggregated by product or service type:

Disaggregation of revenue	Typical payment	At one point in time		Total
USD'000		2021	2020	2021	2020
Secure Microcontrollers Segment
Secure chips	Upon delivery	14,850	11,289	14,850	11,289
Total Secure Microcontrollers Segment		14,850	11,289	14,850	11,289
All Other Segment
Secure chips	Upon delivery	2,145	3,028	2,145	3,028
Total All Other Segment		2,145	3,028	2,145	3,028
Total Revenue		16,995	14,317	16,995	14,317

Revenue - Schedule of Disaggregation of Revenue by Geographic Areas

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD'000	2022	2021	2020
Secure Microcontrollers Segment
France	147	37	64
Rest of EMEA	2,775	2,944	1,861
North America	13,408	10,234	7,922
Asia Pacific	1,939	1,588	1,421
Latin America	67	47	21
Total Secure Microcontrollers segment revenue	18,336	14,850	11,289
All Other Segment
France	64	175	466
Rest of EMEA	3,791	1,099	2,116
North America	201	397	294
Asia Pacific	806	474	105
Latin America	—	—	47
Total All Other segment revenue	4,862	2,145	3,028
Total Net sales	23,198	16,995	14,317
*EMEA means Europe, Middle East and Africa

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD'000	2021	2020
Secure Microcontrollers segment
France	37	64
Rest of EMEA	2,944	1,861
North America	10,234	7,922
Asia Pacific	1,588	1,421
Latin America	47	21
Total Secure Microcontrollers segment revenue	14,850	11,289
All Other segment
France	175	466
Rest of EMEA	1,099	2,116
North America	397	294
Asia Pacific	474	105
Latin America	—	47
Total All Other segment revenue	2,145	3,028
Total Net sales	16,995	14,317
*EMEA means Europe, Middle East and Africa

Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability

Our contract assets, deferred revenue and contract liability consist of:

	As at December 31,	As at December 31,
USD'000	2022	2021
Trade accounts receivables
Trade accounts receivable - Secure Microcontrollers Segment	1,794	2,321
Trade accounts receivable - All Other Segment	475	335
Total trade accounts receivables	2,269	2,656
Contract liabilities - current	84	111
Total contract liabilities	84	111
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	—	150

Our contract assets, deferred revenue and contract liability consist of:

Contract assets and contract liabilities
	As at December 31,	As at December 31,
USD'000	2021	2020
Trade accounts receivables
Trade accounts receivable - Secure Microcontrollers segment	2,321	1,756
Trade accounts receivable - All Other segment	335	471
Total trade accounts receivables	2,656	2,227
Contract liabilities - current	111	147
Total contract liabilities	111	147
Deferred revenue
Deferred revenue - Secure Microcontrollers Segment	—	150
Total deferred revenue	—	150
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	150	—

Revenue - Schedule of Remaining Performance Obligations
Estimated revenue from remaining performance obligations as at December 31, 2022 (USD'000)	Total
2023	84
Total remaining performance obligation from continuing operations	84

Estimated revenue from remaining performance obligations as at December 31, 2021 (USD'000)	Total
Year 2022	111
Total remaining performance obligation	111

SEALS Corp
Revenue - Schedule of Disaggregation of Revenue

The following table shows the Group’s revenues disaggregated by product or service type:

Disaggregation of revenue (unaudited)	Revenue recognized	At one point in time		Total
		6 months ended June 30,		6 months ended June 30,
USD'000		2023	2022	2023	2022
Secure Microcontrollers Segment
Secure chips	Upon delivery	10,156	9,671	10,156	9,671
Total Secure Microcontrollers segment revenue		10,156	9,671	10,156	9,671
All Other Segment
Secure chips	Upon delivery	4,595	985	4,595	985
Total All Other segment revenue		4,595	985	4,595	985
Total Revenue		14,751	10,656	14,751	10,656

Revenue - Schedule of Disaggregation of Revenue by Geographic Areas

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region (unaudited)	6 months ended June 30,
USD'000	2023	2022
Secure Microcontrollers Segment
France	31	90
Rest of EMEA	1,357	1,280
North America	7,956	6,937
Asia Pacific	812	1,314
Latin America	—	50
Total Secure Microcontrollers segment revenue	10,156	9,671
All Other Segment
France	109	4
Rest of EMEA	2,924	679
North America	418	—
Asia Pacific	1,144	302
Total All Other segment revenue	4,595	985
Total net sales	14,751	10,656
*EMEA means Europe, Middle East and Africa

Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability

Our contract assets, deferred revenue and contract liability consist of:

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Trade accounts receivables
Trade accounts receivable - Secure Microcontrollers Segment	2,424	1,794
Trade accounts receivable - All Other Segment	1,096	475
Total trade accounts receivables	3,520	2,269
Contract liabilities - current	157	84
Total contract liabilities	157	84
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	—	—